UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


				Form 13F-HR


			FORM 13F-HR COVER PAGE



Report for the Calendar Year or Quarter Ended:   September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Doliver Capital Advisors
Address:	6363 Woodway, Suite 963
		Houston, TX  77057

Form 13F-HR File Number: 28-05031

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ralph D. McBride
Title: 		President
Phone: 		713-917-0022

Signature, Place, and Date of Signing:

/s/ Ralph D. McBride 	 	Houston, Texas	  	November 12, 2009
-------------------------	------------------	---------------------
      [Signature]		 [City, State]			[Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE








FORM 13F-HR SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F-HR Information Table Entry Total:		45

Form 13F-HR Information Table Value Total: 		160,361
						 	(thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F-HR file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]







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                                 TITLE OF                      VALUE     SH OR    INVESTMENT   OTHER    VOTING
NAME OF ISSUER                     CLASS        CUSIP       (X$1000)  PRIN AMT    DISCRETION  MANAGERS AUTHORITY

ADAMS EXPRESS CO                 COM             006212104      1,394   142,700 SH    SOLE       NONE       0
ADVENT CLAYMORE CV SECS & IN     COM             00764C109      1,766   119,925 SH    SOLE       NONE       0
ALPINE GLOBAL PREMIER PPTYS      COM SBI         02083A103      3,015   482,419 SH    SOLE       NONE       0
BLACKROCK LTD DURATION INC T     COM SHS         09249W101        823    57,378 SH    SOLE       NONE       0
BLUE CHIP VALUE FD INC           COM             095333100        405   132,300 SH    SOLE       NONE       0
BOULDER GROWTH & INCOME FD I     COM             101507101     22,452 4,002,087 SH    SOLE       NONE       0
BOULDER TOTAL RETURN FD INC      COM             101541100      4,023   334,967 SH    SOLE       NONE       0
CALAMOS CONV & HIGH INCOME F     COM SHS         12811P108      1,003    87,115 SH    SOLE       NONE       0
CALAMOS CONV OPP AND INC FD      SH BEN INT      128117108        409    34,400 SH    SOLE       NONE       0
CHINA FD INC                     COM             169373107      2,084    86,279 SH    SOLE       NONE       0
CLOUGH GLOBAL OPPORTUNITIES      SH BEN INT      18914E106        304    24,011 SH    SOLE       NONE       0
COHEN & STEERS CLOSED END OP     COM             19248P106      1,033    87,040 SH    SOLE       NONE       0
COHEN & STEERS REIT & PFD IN     COM             19247X100      1,233   124,748 SH    SOLE       NONE       0
COHEN & STEERS REIT AND UTIL I   COM             19247Y108      1,834   192,850 SH    SOLE       NONE       0
CORNERSTONE PROGRESSIVE RTN      COM             21925C101     59,985 6,347,657 SH    SOLE       NONE       0
EATON VANCE LTD DUR INCOME F     COM             27828H105        438    29,595 SH    SOLE       NONE       0
FIRST TR/ABERDEEN EMERG OPT      COM             33731K102        205    11,700 SH    SOLE       NONE       0
FORT DEARBORN INCOME SECS IN     COM             347200107     18,802 1,266,120 SH    SOLE       NONE       0
GABELLI DIVD & INCOME TR         COM             36242H104      2,843   229,488 SH    SOLE       NONE       0
GABELLI GLB GLD NAT RES & IN     COM SHS BN      36244N109        354    22,870 SH    SOLE       NONE       0
GABELLI GLOBAL DEAL FD           COM SBI         36245G103        237    16,000 SH    SOLE       NONE       0
GLOBAL INCOME&CURRENCY FD IN     COM             378968101        250    17,695 SH    SOLE       NONE       0
GREATER CHINA FD INC             COM             39167B102      1,802   147,000 SH    SOLE       NONE       0
HANCOCK JOHN TAX-ADV DIV INC     COM             41013V100        229    18,943 SH    SOLE       NONE       0
JAPAN SMALLER CAPTLZTN FD IN     COM             47109U104      1,438   181,735 SH    SOLE       NONE       0
JOHN HANCOCK BK &THRIFT OPP      SH BEN INT      409735206      2,157   152,671 SH    SOLE       NONE       0
LIBERTY ALL STAR EQUITY FD       SH BEN INT      530158104      2,575   608,788 SH    SOLE       NONE       0
LIBERTY ALL-STAR GROWTH FD I     COM             529900102        395   125,000 SH    SOLE       NONE       0
MORGAN STANLEY ASIA  PAC FD I    COM             61744U106        800    54,800 SH    SOLE       NONE       0
MORGAN STANLEY CHINA A SH FD     COM             617468103      3,312   102,900 SH    SOLE       NONE       0
MORGAN STANLEY HIGH YIELD FD     COM             61744M104        476    90,694 SH    SOLE       NONE       0
MORGAN STANLEY INDIA INVS FD     COM             61745C105      1,639    77,221 SH    SOLE       NONE       0
NFJ DIVID  INT & PREM  STRTGY    COM SHS         65337H109      3,862   288,200 SH    SOLE       NONE       0
PUTNAM PREMIER INCOME TR         SH BEN INT      746853100      2,163   369,737 SH    SOLE       NONE       0
RIVUS  BOND FUND                 COM             769667106        919    57,155 SH    SOLE       NONE       0
ROYCE MICRO-CAP TR INC           COM             780915104      1,675   229,475 SH    SOLE       NONE       0
ROYCE VALUE TR INC               COM             780910105      3,172   306,916 SH    SOLE       NONE       0
SOURCE CAP INC                   COM             836144105        662    15,867 SH    SOLE       NONE       0
SUNAMERICA FCSED ALPHA GRW F     COM             867037103      1,114    92,300 SH    SOLE       NONE       0
TAIWAN FD INC                    COM             874036106      1,157    83,224 SH    SOLE       NONE       0
TEMPLETON DRAGON FD INC          COM             88018T101      2,292    90,245 SH    SOLE       NONE       0
TEMPLETON EMERGING MKTS FD I     COM             880191101      1,187    69,599 SH    SOLE       NONE       0
TRI CONT CORP                    COM             895436103      1,754   159,167 SH    SOLE       NONE       0
WESTERN ASSET EMRG MKT DEBT      COM             95766A101        202    11,725 SH    SOLE       NONE       0
ZWEIG FD                         COM             989834106        486   151,549 SH    SOLE       NONE       0


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